GEOGRAPHIC SEGMENTS (Tables)	6 Months Ended
Jul. 04, 2020
Operating Segments [Abstract]
Disclosure of geographical segments

				Q2 2020
(US $ millions)	North America	Europe	Unallocated	Total
Sales	$330	$91	$—	$421
EBITDA(1)	65	2	(4)	63
Depreciation and amortization	26	6	—	32
Additions to property, plant and equipment	10	3	—	13

				Q2 2019
(US $ millions)	North America	Europe	Unallocated	Total
Sales	$317	$130	$—	$447
EBITDA(1)	15	21	(4)	32
Depreciation and amortization	28	6	—	34
Additions to property, plant and equipment	19	10	—	29

				6 mos 2020
(US $ millions)	North America	Europe	Unallocated	Total
Sales	$676	$212	$—	$888
EBITDA(1)	133	12	(7)	138
Depreciation and amortization	55	12	—	67
Additions to property, plant and equipment	23	14	—	37
Property, plant and equipment	1,099	268	—	1,367

				6 mos 2019
(US $ millions)	North America	Europe	Unallocated	Total
Sales	$647	$276	$—	$923
EBITDA(1)	38	42	(7)	73
Depreciation and amortization	56	13	—	69
Additions to property, plant and equipment	44	15	—	59
Property, plant and equipment(2)	1,147	280	—	1,427

(1)
EBITDA is a non-IFRS financial measure, which the Company uses to assess segment performance and operating results. The Company defines EBITDA as earnings before finance costs, interest income, income tax, depreciation and amortization, and costs on early extinguishment of debt. Non-IFRS financial measures do not have any standardized meaning prescribed by IFRS and are therefore unlikely to be comparable to similar measures presented by other companies.

(2)	Balance as at December 31, 2019.